Real Estate Activity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Real Estate Investments, Net [Abstract]
Real Estate Acquisitions and Dispositions

4. REAL ESTATE ACTIVITY
Property Sales—The following table summarizes our real estate disposition activity (dollars in thousands):

	Three Months Ended March 31,
	2021	2020
Number of properties sold	6	3
Number of outparcels sold(1)	1	—
Proceeds from sale of real estate	$58,356	$17,447
Gain (loss) on sale of properties, net(2)	14,355	(826)
(1)The outparcel sold in the first quarter of 2021 was the only remaining portion of one of our properties, and therefore the sale resulted in a reduction in our total property count.
(2)The gain (loss) on sale of properties, net does not include miscellaneous write-off activity, which is also recorded in Gain (Loss) on Disposal of Property, Net on the consolidated statements of operations.
Subsequent to March 31, 2021, we sold two properties for $20.2 million.
Acquisitions—The following table summarizes our real estate acquisition activity (dollars in thousands):

	Three Months Ended March 31,
	2021	2020
Number of properties acquired	2	—
Number of outparcels acquired(1)	2	2
Total acquisition price	$39,850	$4,319
(1)Outparcels acquired are adjacent to shopping centers that we own.
The fair value and weighted-average useful life at acquisition for lease intangibles acquired are as follows (dollars in thousands, weighted-average useful life in years):

	Three Months Ended March 31, 2021
	Fair Value	Weighted-Average Useful Life
In-place leases	$4,155	7
Above-market leases	52	5
Below-market leases	(1,652)	6
Property Held for Sale—As of March 31, 2021, two properties were classified as held for sale. As of December 31, 2020, no properties were classified as held for sale. Properties classified as held for sale as of March 31, 2021 were under contract to sell, with no substantive contingencies, and the prospective buyers had significant funds at risk as of the reporting date. Subsequent to March 31, 2021, one of our held for sale properties was sold. A summary of assets and liabilities for the properties held for sale as of March 31, 2021 is below (in thousands):

March 31, 2021
ASSETS
Total investment in real estate assets, net	$23,852
Other assets, net	517
Total assets	$24,369
LIABILITIES
Below-market lease liabilities, net	$1,866
Accounts payable and other liabilities	243
Total liabilities	$2,109

5. REAL ESTATE ACTIVITY
Property Sales—The following table summarizes our real estate disposition activity, excluding properties contributed or sold to GRP I (see Note 7), for the years ended December 31, 2020, 2019, and 2018 (dollars in thousands):

	2020	2019	2018
Number of properties sold(1)	7	21	8
Number of outparcels sold	1	1	—
Proceeds from sale of real estate	$57,902	$223,083	$82,145
Gain on sale of properties, net(2)	10,117	30,039	16,757
(1)We retained certain outparcels of land associated with one of our property dispositions during the year ended December 31, 2020, and as a result, this property is still included in our total property count.
(2)The gain on sale of properties, net does not include miscellaneous write-off activity, which is also recorded in Gain on Sale or Contribution of Property, Net on the consolidated statements of operations.
Subsequent to December 31, 2020, we sold five properties and one outparcel for $44.4 million.
Acquisitions—The following table summarizes our real estate acquisition activity for the years ended December 31, 2020, 2019, and 2018 (dollars and square feet in thousands):

	2020	2019	2018
Number of properties purchased(1)	2	2	5
Number of outparcels purchased(2)	2	2	2
Total price of acquisitions	$41,482	$71,722	$98,941
Total square footage acquired	216	213	543
(1)Excludes 86 properties acquired in the Merger and three properties acquired in the merger with Phillips Edison Grocery Center REIT III, Inc. (“REIT III”).
(2)Outparcels purchased in 2020, 2019, and 2018 are parcels of land adjacent to shopping centers that we own.
Subsequent to December 31, 2020, we acquired two properties and two outparcels for $39.6 million.
In October 2019, we completed a merger with REIT III which resulted in the acquisition of three properties. As part of the merger with REIT III, we also acquired a 10% equity interest in GRP II valued at approximately $5.4 million (refer to Note 7 for further information) and a net working capital liability. GRP II was subsequently acquired by GRP I in October 2020. Consideration for the merger with REIT III primarily included (i) the issuance of 4.5 million shares of our common stock with a value of $49.9 million; (ii) $21.1 million in cash used to pay down REIT III debt and cash paid to REIT III stockholders; (iii) the partial derecognition of a management contract intangible asset in the amount of $1.1 million; (iv) transaction costs of $0.8 million that were capitalized as part of this asset acquisition; and (v) the settlement of net related party balances of $0.5 million.
Prior to the close of the merger with REIT III, all of REIT III’s real properties were managed and leased by us, under the terms of various management agreements. As we had contractual relationships with REIT III, we considered the provisions of ASC 805 regarding the settlement of pre-existing relationships. This guidance provides that a transaction that in effect settles pre-existing relationships between the acquirer and acquiree should be evaluated under the guidance set forth in ASC 805 for possible gain/loss recognition. In applying the relevant guidance to the settlement of our contractual relationships with REIT III, we noted that the provisions of the various agreements provided both parties to each of the agreements with substantial termination rights. The agreements permitted either party to terminate without cause or penalty upon prior written notice within a specified number of days’ notice. Therefore, we determined that the termination of the agreements did not result in a settlement gain or loss under the relevant guidance, and thus no gain or loss was recorded in the consolidated financial statements.
The fair value and weighted-average useful life at acquisition for lease intangibles acquired as part of the transactions above during the years ended December 31, 2020 and 2019, are as follows (dollars in thousands, weighted-average useful life in years):

	2020		2019
	Fair Value	Weighted-Average Useful Life	Fair Value	Weighted-Average Useful Life
In-place leases	$3,360	10	$11,907	9
Above-market leases	709	4	2,017	9
Below-market leases	(2,466)	21	(3,385)	15
Property Held for Sale—As of December 31, 2020, there were no properties held for sale. As of December 31, 2019, one property was classified as held for sale, as it was under contract to sell, with no substantive contingencies, and the prospective buyer had significant funds at risk. This property was disposed of during the year ended December 31, 2020. A summary of assets and liabilities for the property held for sale as of December 31, 2019 is presented below (in thousands):

2019
ASSETS
Total investment in real estate assets, net	$5,859
Other assets, net	179
Total assets	$6,038
LIABILITIES(1)
Below-market lease liabilities, net	$316
Accounts payable and other liabilities	33
Total liabilities	$349
(1)These amounts are included in Accounts Payable and Other Liabilities on the consolidated balance sheet.